As filed with the Securities and Exchange Commission on May 8, 2020

1933 Act Registration No. 033-70742

1940 Act Registration No. 811-08090

=============================================================================================================

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 206

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 209

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

(Exact Name of Registrant as Specified in Charter)

Jayson R. Bronchetti, President

1300 South Clinton Street

Fort Wayne, IN 46802

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (260) 455-2000

Ronald A. Holinsky, Esquire

Lincoln Financial Group

150 N. Radnor-Chester Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Copies of all communications to:

Robert A. Robertson, Esquire

Dechert, LLP

2010 Main Street, Suite 500

Irvine, CA 92614

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b)

[_] on, pursuant to paragraph (b)

[_] 60 days after filing pursuant to paragraph (a)(1)

[_] on                                  pursuant to paragraph (a)(1)

[_] 75 days after filing pursuant to paragraph (a)(2)

[_] on                                  pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment to the Registration Statement of Lincoln Variable Insurance Products Trust is being filed to conform the Fund’s prospectus to the XBRL requirements as set forth in 17 C.F.R. Parts 230, 232, 239, and 274.

SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 206 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Fort Wayne, and State of Indiana, on this 8th day of May, 2020.

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

By: /s/ Jayson R. Bronchetti Jayson R. Bronchetti President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities indicated below on the date indicated above.

Signature	Title

/s/ Ellen Cooper* Ellen Cooper	Chairman of the Board and Trustee

By: /s/ Jayson R. Bronchetti Jayson R. Bronchetti	President (Principal Executive Officer)

By: /s/ William P. Flory, Jr. William P. Flory, Jr.	Chief Accounting Officer (Principal Accounting Officer and Principal Financial Officer)

/s/ Steve A. Cobb* Steve A. Cobb	Trustee

/s/ Barbara L. Lamb* Barbara L. Lamb	Trustee

/s/ Gary D. Lemon* Gary D. Lemon	Trustee

/s/ Thomas A. Leonard* Thomas A. Leonard	Trustee

/s/ Charles I. Plosser* Charles I. Plosser	Trustee

/s/ Pamela L. Salaway* Pamela L. Salaway	Trustee

/s/ Brian W. Wixted* Brian W. Wixted	Trustee

/s/ Nancy B. Wolcott* Nancy B. Wolcott	Trustee

By: /s/ Jayson R. Bronchetti Jayson R. Bronchetti	Attorney-in-Fact

* Pursuant to a Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 196 (File No. 33-70742) filed on March 21, 2019.

EXHIBIT INDEX

EXHIBIT NO.

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase